Fees Summary	Apr. 14, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 499,680,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,501.01
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 76,501.01
Narrative - Max Aggregate Offering Amount | shares	499,680,000
Final Prospectus	true